UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South Africa -      Food & Staples Retailing - 0.5%      566,850  Massmart Holdings Ltd.                            $     6,860,487
0.5%                ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Africa - 0.5%                    6,860,487
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium -           Diversified Financial Services        15,100  Ackermans & Van Haaren NV                               1,539,520
0.9%                - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &               98,300  Omega Pharma SA                                         8,620,471
                    Supplies - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Technology - 0.2%        138,600  AGFA-Gevaert NV                                         2,668,083
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Belgium                         12,828,074
-----------------------------------------------------------------------------------------------------------------------------------
Denmark -           Electrical Equipment - 0.9%          161,266  Vestas Wind Systems A/S (a)                            12,739,888
1.4%                ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                     100,215  TrygVesta A/S                                           8,031,922
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Denmark                         20,771,810
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.0%      Multiline Retail - 0.5%              157,395  Stockmann AB 'B'                                        7,592,683
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.5%     1,140,500  M-real Oyj 'B'                                          6,375,052
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Finland                         13,967,735
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.4%       Electrical Equipment - 0.2%           48,300  Saft Groupe SA                                          2,148,840
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                  41,592  Bonduelle SA                                            5,610,522
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                     389,120  Scor SE                                                10,425,879
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products -       173,832  Trigano SA                                              7,857,626
                    0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services       100,425  Eurofins Scientific SA                                  9,206,353
                    - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in France                          35,249,220
-----------------------------------------------------------------------------------------------------------------------------------
Germany -           Biotechnology - 0.1%                 404,186  Paion AG (a)(d)                                           974,025
2.1%                ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &              114,800  Rhoen-Klinikum AG                                       3,675,027
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.3%       54,600  Rheinmetall AG                                          4,337,387
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services       150,300  Gerresheimer AG (a)                                     8,144,134
                    - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.7%                     222,900  Heidelberger Druckmaschinen AG                          9,751,418
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels          351,600  Petrotec AG (a)                                         3,103,429
                    - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Germany                         29,985,420
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.9%      Airlines - 1.3%                      438,546  Ryanair Holdings Plc (a)(d)(e)                         18,204,044
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.6%               1,451,650  Greencore Group Plc                                     9,470,118
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Ireland                         27,674,162
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.5%        Construction & Engineering -         857,406  Astaldi SpA                                             6,889,422
                    0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                     848,800  Milano Assicurazioni SpA                                7,104,701
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.4%               686,500  Recordati SpA                                           6,490,175
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury            23,700  Valentino Fashion Group SpA                             1,166,937
                    Goods - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Italy                           21,651,235
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.5%  Food Products - 0.6%                 644,000  Koninklijke Wessanen NV CVA                             9,486,118
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.9%            450,677  Tele Atlas NV (a)                                      13,109,856
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services       752,500  Qiagen NV (a)(d)                                       14,606,025
                    - 1.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Netherlands                 37,201,999
-----------------------------------------------------------------------------------------------------------------------------------

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.1%       Energy Equipment & Services          536,000  Acergy SA                                         $    15,932,112
                    - 1.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Norway                          15,932,112
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.2%       Wireless Telecommunication            35,300  Millicom International Cellular SA (a)(e)               3,029,267
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Sweden                           3,029,267
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.5%  Insurance - 0.9%                      51,612  Swiss Life Holding                                     13,387,867
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.6%               69,050  Dufry Group                                             8,356,577
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Switzerland                     21,744,444
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.9%       Beverages - 0.9%                   1,306,822  Anadolu Efes Biracilik Ve Malt Sanayii AS              13,642,052
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Turkey                          13,642,052
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.7%         2,898,700  QinetiQ Plc                                            10,393,591
Kingdom - 6.0%      ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies       587,800  Intertek Group Plc                                     11,388,956
                    - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &              867,800  SSL International Plc                                   7,545,933
                    Supplies - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.1%                   2,378,492  Amlin Plc                                              16,034,723
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels          571,900  Dragon Oil Plc (a)                                      2,632,734
                    - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%             1,363,500  Hikma Pharmaceuticals Plc                              11,716,794
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts        133,639  Derwent Valley Holdings Plc                             4,582,596
                    (REITs) - 0.8%                       605,350  Great Portland Estates Plc                              7,400,291
                                                                                                                    ---------------
                                                                                                                         11,982,887
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 1.1%            3,949,191  Game Group Plc                                         15,513,640
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United Kingdom              87,209,258
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Europe - 23.4%                 340,886,788
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.4%       Diversified Consumer Services        206,700  Kroton Educacional SA (a)                               4,510,638
                    - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 1.1%               929,500  Companhia de Saneamento de Minas Gerais                15,212,766
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Brazil                          19,723,404
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.3%       Beverages - 0.5%                   2,188,400  Embotelladoras Arca SA de CV                            8,111,410
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering -       1,901,700  Empresas ICA Sociedad Controladora, SA de CV (a)       11,466,813
                    0.8%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Mexico                          19,578,223
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Latin America - 2.7%            39,301,627
-----------------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.8%       Food Products - 0.8%               1,394,800  Frutarom                                               12,146,354
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Middle East - 0.8%          12,146,354
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda -           Capital Markets - 0.5%               162,000  Lazard Ltd. Class A                                     6,868,800
1.2%                ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%               6,642,200  Celestial Nutrifoods Ltd.                               6,394,040
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury         3,110,100  C C Land Holdings Ltd.                                  4,400,792
                    Goods - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Bermuda                         17,663,632
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.7%       Biotechnology - 0.6%               3,370,380  Diagnocure, Inc. (a)(h)                                 9,420,054
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services -        594,200  North American Energy Partners, Inc. (a)               10,255,892
                    0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -      244,500  Great Canadian Gaming Corp. (a)                         3,011,235
                    0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                         304,700  Cinram International Income Fund                        5,710,157
                    ---------------------------------------------------------------------------------------------------------------

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.4%               305,400  Agnico-Eagle Mines Ltd.                           $    15,208,920
                                                         745,800  Eldorado Gold Corp. (a)                                 4,603,843
                                                                                                                    ---------------
                                                                                                                         19,812,763
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels -      1,038,600  UTS Energy Corp. (a)                                    5,763,909
                    0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 1.0%                      336,475  Cognos, Inc. (a)                                       13,973,807
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Canada                          67,947,817
-----------------------------------------------------------------------------------------------------------------------------------
United States -     Beverages - 1.1%                     280,500  Hansen Natural Corp. (a)                               15,898,740
40.2%               ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 1.7%                  97,200  Alexion Pharmaceuticals, Inc. (a)(d)                    6,332,580
                                                         746,625  BioMarin Pharmaceuticals, Inc. (a)(d)                  18,590,962
                                                                                                                    ---------------
                                                                                                                         24,923,542
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.6%               153,385  Stifel Financial Corp. (a)(d)                           8,871,788
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 2.0%                     217,800  Celanese Corp. Series A (d)                             8,489,844
                                                         183,000  Cytec Industries, Inc.                                 12,515,370
                                                         357,800  Hercules, Inc. (d)                                      7,520,956
                                                                                                                    ---------------
                                                                                                                         28,526,170
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%              138,400  Cullen/Frost Bankers, Inc.                              6,936,608
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies       518,950  Covanta Holding Corp. (a)(d)                           12,719,465
                    - 1.6%                               199,200  FTI Consulting, Inc. (a)(d)                            10,021,752
                                                                                                                    ---------------
                                                                                                                         22,741,217
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 1.3%      256,000  F5 Networks, Inc. (a)(d)                                9,520,640
                                                         347,000  Polycom, Inc. (a)                                       9,320,420
                                                                                                                    ---------------
                                                                                                                         18,841,060
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.6%       484,750  Emulex Corp. (a)                                        9,292,658
                                                         410,400  QLogic Corp. (a)                                        5,519,880
                                                         328,502  Stratasys, Inc. (a)(d)                                  9,053,515
                                                                                                                    ---------------
                                                                                                                         23,866,053
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering -         472,600  Aecom Technology Corp. (a)                             16,507,918
                    2.4%                                 318,900  The Shaw Group, Inc. (a)(d)                            18,528,090
                                                                                                                    ---------------
                                                                                                                         35,036,008
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 1.5%        405,600  Packaging Corp. of America (d)                         11,790,792
                                                         328,500  Pactiv Corp. (a)                                        9,414,810
                                                                                                                    ---------------
                                                                                                                         21,205,602
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 1.0%                  426,400  LKQ Corp. (a)                                          14,842,984
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &               414,616  Mercury Computer Systems, Inc. (a)(d)                   4,262,252
                    Instruments - 0.9%                   580,800  Newport Corp. (a)                                       8,845,584
                                                                                                                    ---------------
                                                                                                                         13,107,836
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services -         53,329  Exterran Holdings, Inc. (a)                             4,284,452
                    1.2%                                 170,600  Oceaneering International, Inc. (a)                    12,931,480
                                                                                                                    ---------------
                                                                                                                         17,215,932
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &              361,800  Quidel Corp. (a)                                        7,076,808
                    Supplies - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &              739,600  Sun Healthcare Group, Inc. (a)                         12,358,716
                    Services - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure        263,175  The Cheesecake Factory, Inc. (a)(d)                     6,176,717
                    - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services -       284,000  Akamai Technologies, Inc. (a)                           8,159,320
                    1.8%                                 192,400  Digital River, Inc. (a)(d)                              8,609,900
                                                       1,622,600  SupportSoft, Inc. (a)                                   9,475,984
                                                                                                                    ---------------
                                                                                                                         26,245,204
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products -       281,500  Oakley, Inc.                                            8,171,945
                    0.6%
                    ---------------------------------------------------------------------------------------------------------------

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services        81,600  Kendle International, Inc. (a)                    $     3,388,848
                    - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.2%                     494,600  Commercial Vehicle Group, Inc. (a)                      6,345,718
                                                         225,300  Nordson Corp.                                          11,312,313
                                                                                                                    ---------------
                                                                                                                         17,658,031
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.7%                         186,000  Marvel Entertainment, Inc. (a)(d)                       4,359,840
                                                         281,200  Regal Entertainment Group Series A (d)                  6,172,340
                                                                                                                    ---------------
                                                                                                                         10,532,180
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.3%               262,800  Brush Engineered Materials, Inc. (a)                   13,636,692
                                                          57,900  Cleveland-Cliffs, Inc. (d)                              5,093,463
                                                                                                                    ---------------
                                                                                                                         18,730,155
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels -        179,300  Cheniere Energy, Inc. (a)(d)                            7,023,181
                    1.6%                                 123,900  Penn Virginia Corp.                                     5,449,122
                                                         610,300  Venoco, Inc. (a)                                       10,466,645
                                                                                                                    ---------------
                                                                                                                         22,938,948
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts        363,000  DiamondRock Hospitality Co. (d)                         6,319,830
                    (REITs) - 1.6%                       212,200  Tanger Factory Outlet Centers, Inc. (d)                 8,613,198
                                                         215,000  Ventas, Inc. (d)                                        8,901,000
                                                                                                                    ---------------
                                                                                                                         23,834,028
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor       887,850  Integrated Device Technology, Inc. (a)                 13,743,918
                    Equipment - 3.8%                     344,300  Intersil Corp. Class A                                 11,509,949
                                                         535,800  Microsemi Corp. (a)(d)                                 14,938,104
                                                       1,197,850  MoSys, Inc. (a)(d)                                      8,456,821
                                                         213,823  Power Integrations, Inc. (a)(d)                         6,352,681
                                                                                                                    ---------------
                                                                                                                         55,001,473
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 3.2%                      495,417  Activision, Inc. (a)                                   10,696,053
                                                         644,700  Informatica Corp. (a)(d)                               10,121,790
                                                         519,700  Mentor Graphics Corp. (a)                               7,847,470
                                                          86,750  NAVTEQ Corp. (a)(d)                                     6,763,898
                                                         482,125  Sybase, Inc. (a)(d)                                    11,151,551
                                                                                                                    ---------------
                                                                                                                         46,580,762
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 2.0%              130,450  Abercrombie & Fitch Co. Class A                        10,527,315
                                                         324,100  Coldwater Creek, Inc. (a)                               3,519,726
                                                          50,450  GameStop Corp. Class A (a)                              2,842,858
                                                         569,450  Urban Outfitters, Inc. (a)(d)                          12,414,010
                                                                                                                    ---------------
                                                                                                                         29,303,909
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury            70,350  Polo Ralph Lauren Corp.                                 5,469,713
                    Goods - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                  485,800  Interline Brands, Inc. (a)                             11,168,542
                    Distributors - 1.9%                  538,200  UAP Holding Corp. (d)                                  16,877,952
                                                                                                                    ---------------
                                                                                                                         28,046,494
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication           295,400  SBA Communications Corp. Class A (a)(d)                10,421,712
                    Services - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United States              583,949,183
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in North America - 46.1%          669,560,632
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
Australia -         Beverages - 0.8%                   1,449,500  Lion Nathan Ltd.                                       11,871,764
3.7%                ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.2%               521,900  Platinum Asset Management Ltd. (a)                      2,954,632
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &              285,100  Cochlear Ltd.                                          19,722,610
                    Supplies - 1.4%
                    ---------------------------------------------------------------------------------------------------------------

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%             1,672,800  Kagara Zinc Ltd.                                  $     9,203,035
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts      4,499,836  CFS Retail Property Trust                               9,543,110
                    (REITs) - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Australia                       53,295,151
-----------------------------------------------------------------------------------------------------------------------------------
China - 2.1%        Oil, Gas & Consumable Fuels -        396,000  Hidili Industry International Development Ltd. (a)        629,619
                    0.8%                               5,289,900  Yanzhou Coal Mining Co. Ltd.                           10,887,578
                                                                                                                    ---------------
                                                                                                                         11,517,197
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &             355,000  Sino-Ocean Land Holdings Ltd. (a)                         502,325
                    Development - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                      104,100  Perfect World Co. Ltd. (a)(e)                           2,842,971
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure -   14,647,500  Shenzhen Expressway Co. Ltd.                           15,205,506
                    1.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in China                           30,067,999
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong -         Chemicals - 0.9%                  16,206,300  Sinofert Holdings Ltd.                                 12,737,639
1.6%                ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -    2,059,100  FU JI Food and Catering Services Holdings Ltd.          6,330,517
                    0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                       4,021,000  Clear Media Ltd. (a)                                    4,448,324
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Hong Kong                       23,516,480
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.4%        Chemicals - 0.3%                     476,100  United Phosphorus Ltd.                                  4,746,961
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services -        304,980  Great Offshore Ltd.                                     6,254,970
                    0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.6%                   797,818  Satyam Computer Services Ltd.                           8,932,719
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.7%              731,330  Pantaloon Retail India Ltd.                             9,910,740
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.4%               498,900  Ranbaxy Laboratories Ltd.                               5,436,285
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in India                           35,281,675
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia -         Media - 0.2%                      39,809,600  Surya Citra Media Tbk PT                                3,177,803
0.2%                ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Indonesia                        3,177,803
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 8.9%        Auto Components - 0.6%               637,500  Koito Manufacturing Co. Ltd.                            7,775,541
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.9%                     862,300  Air Water Inc.                                          9,609,054
                                                       2,165,600  The Nippon Synthetic Chemical Industry Co. Ltd.        12,726,070
                                                       1,002,000  Sumitomo Bakelite Co., Ltd.                             5,766,091
                                                                                                                    ---------------
                                                                                                                         28,101,215
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.0%                  400  The Bank of Kyoto Ltd.                                      4,851
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies         3,865  Intelligence Ltd.                                       5,821,138
                    - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.9%            366,600  Alpine Electronics, Inc.                                5,400,141
                                                       1,097,200  PanaHome Corp.                                          6,953,916
                                                                                                                    ---------------
                                                                                                                         12,354,057
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                   1,655,300  Aioi Insurance Co., Ltd.                                9,626,435
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 2.5%                     309,400  Hisaka Works Ltd.                                       7,097,628
                                                         448,600  Komori Corp.                                           10,993,854
                                                       1,276,000  Nippon Thompson Co., Ltd.                              11,353,084
                                                       1,264,750  Takuma Co., Ltd.                                        7,256,085
                                                                                                                    ---------------
                                                                                                                         36,700,651
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                           8,035  Jupiter Telecommunications Co., Ltd. (a)                6,239,690
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%              230,100  Don Quijote Co. Ltd.                                    4,757,650
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &             996,635  Tokyu Land Corp.                                       10,004,093
                    Development - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.5%               77,830  Yamada Denki Co., Ltd.                                  7,704,062
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Japan                          129,089,383
-----------------------------------------------------------------------------------------------------------------------------------

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
                    Industry                                Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia -          Airlines - 0.7%                   19,164,700  AirAsia Bhd (a)                                   $    10,292,414
0.9%                ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services -      6,536,000  Scomi Group Berhad                                      2,742,914
                    0.2%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Malaysia                        13,035,328
-----------------------------------------------------------------------------------------------------------------------------------
Philippines -       Commercial Banks - 0.5%            5,147,920  Bank of the Philippine Islands                          7,599,038
0.8%                ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.3%            12,149,700  Manila Water Co., Inc.                                  3,775,711
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Philippines                 11,374,749
-----------------------------------------------------------------------------------------------------------------------------------
Singapore -         Food & Staples Retailing - 0.2%    1,435,500  Olam International Ltd.                                 3,034,312
0.2%                ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Singapore                        3,034,312
-----------------------------------------------------------------------------------------------------------------------------------
South Korea -       Capital Markets - 0.2%               227,900  Meritz Securities Co. Ltd.                              2,950,847
0.9%                ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure -      350,322  Kangwon Land, Inc.                                     10,335,111
                    0.7%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in South Korea                     13,285,958
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.2%       Commercial Banks - 0.3%            7,591,000  SinoPac Financial Holdings Co., Ltd.                    3,535,566
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.9%     2,727,000  Chicony Electronics Co., Ltd.                           6,008,007
                                                       6,654,000  Compal Electronics, Inc.                                7,523,597
                                                                                                                    ---------------
                                                                                                                         13,531,604
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Taiwan                          17,067,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Pacific Basin - 22.9%      332,226,008
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $1,042,112,184) - 96.4%                     1,400,981,896
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Rights
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium -           Health Care Equipment &               98,300  Omega Pharma SA (g)                                             1
0.0%                Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Rights in Europe - 0.0%                                   1
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.0%  Capital Markets - 0.0%                98,577  Meritz Securities Co. Ltd. (i)                            362,986
                    ---------------------------------------------------------------------------------------------------------------
                                                                  Total Rights in the Pacific Basin - 0.0%                  362,986
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Rights (Cost - $0) - 0.0%                           362,987
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                USD   36,229,889  Blackrock Liquidity Series, LLC Cash Sweep
                                                                  Series, 5.22% (b)(c)                                   36,229,889
                                                     189,375,664  Blackrock Liquidity Series, LLC Money Market
                                                                  Series, 5.26% (b)(c)(f)                               189,375,664
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $225,605,553) - 15.5%                         225,605,553
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments
                                                                  (Cost - $1,267,717,737*) - 111.9%                   1,626,950,436

                                                                  Liabilities in Excess of Other
                                                                  Assets - (11.9%)                                     (173,325,347)
                                                                                                                    ---------------
                                                                  Net Assets - 100.0%                               $ 1,453,625,089
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                            $ 1,275,622,921
                                                                ===============
      Gross unrealized appreciation                             $   386,024,238
      Gross unrealized depreciation                                 (34,696,723)
                                                                ---------------
      Net unrealized appreciation                               $   351,327,515
                                                                ===============

Blackrock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity        Interest Income
      ---------------------------------------------------------------------------------------------
      Blackrock Liquidity Series, LLC Cash Sweep Series        $     684,980        $       619,762
      Blackrock Liquidity Series, LLC Money Market Series      $ (45,783,127)       $       149,332
      ---------------------------------------------------------------------------------------------

(c)   Represents the current yield as of September 30, 2007.
(d)   Security, or portion of security, is on loan.
(e)   Depositary receipts.
(f)   Security was purchased with the cash proceeds from securities loans.
(g)   The rights may be exercised until October 2, 2007.
(h) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                             Purchase        Sales       Realized       Dividend
      Affiliate                Cost           Cost         Gain          Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.     $ 1,128,669         --           --              +
      --------------------------------------------------------------------------
      +     Non-income producing security.
(i)   The rights may be exercised until October 16, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:
      -------------------------------------------------------------------------
      Foreign Currency                     Settlement               Unrealized
      Purchased                               Date                 Appreciation
      -------------------------------------------------------------------------
      JPY  23,095,653                     October 2007             $       589
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts Purchased
      (USD Commitment - $200,605)                                  $       589
                                                                   ============
o Forward foreign exchange contracts sold as of September 30, 2007 were as follows:
      -------------------------------------------------------------------------
      Foreign Currency                     Settlement               Unrealized
      Sold                                    Date                 Depreciation
      -------------------------------------------------------------------------
      JPY  637,709,213                    October 2007             $     (9,257)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts Sold
      (USD Commitment - $5,546,050)                                $     (9,257)
                                                                   ============
o     Currency Abbreviations:
      JPY     Japanese Yen
      USD     U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: November 20, 2007